Operating income (Tables)	3 Months Ended
Mar. 31, 2026
Revenue [abstract]
Disclosure of breakdown of operating income	Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Research tax credit ("CIR")	970	1,139
Depositary service fees	24	205
Total operating income	994	1,344